April 11, 2002

                        SUPPLEMENT TO THE JANUARY 3, 2002
                  CLASS A, CLASS B AND CLASS C PROSPECTUSES FOR
                          PIONEER GLOBAL CONSUMERS FUND
                     PIONEER GLOBAL ENERGY & UTILITIES FUND
                         PIONEER GLOBAL INDUSTRIALS FUND



The following supplements the corresponding section of each prospectus. Please refer to the prospectus for the full text of the supplemented section.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

                                                                   11752-00-0402
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                                  April 11, 2002

                        SUPPLEMENT TO THE JANUARY 3, 2002
                            CLASS Y PROSPECTUSES FOR
                          PIONEER GLOBAL CONSUMERS FUND
                     PIONEER GLOBAL ENERGY & UTILITIES FUND
                         PIONEER GLOBAL INDUSTRIALS FUND



The following supplements the corresponding section of each prospectus. Please refer to the prospectus for the full text of the supplemented section.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

                                                                   11753-00-0402
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds